STOCKHOLDERS’ EQUITY - Share-based Compensation Awards Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of shares
Outstanding awards at beginning of period (in shares)	453,000	453,000	453,000
Granted (in shares)	0	0	0
Vested (in shares)	0	0	0
Forfeited (in shares)	0	0	0
Outstanding awards at end of period (in shares)	453,000	453,000	453,000
Weighted-average exercise price
Outstanding awards at beginning of period (in dollars per share)	$ 15.72	$ 15.72	$ 15.72
Granted (in dollars per share)	0
Outstanding awards at end of period (in dollars per share)	$ 15.72	$ 15.72	$ 15.72
Weighted-average grant date fair value
Realized gains (losses):		$ (8,196)	$ 28,721
Foreign currency forward contracts: | Fair value hedges
Weighted-average grant date fair value
Realized gains (losses):	$ 1,124
RSUs
Number of shares
Outstanding awards at beginning of period (in shares)	593,000	412,000	209,000
Granted (in shares)	278,000	253,000	261,000
Vested (in shares)	(383,000)	(58,000)	(40,000)
Forfeited (in shares)	0	(14,000)	(18,000)
Outstanding awards at end of period (in shares)	488,000	593,000	412,000
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share)	$ 13.35	$ 13.71	$ 15.88
Granted (in dollars per share)	11.66	12.06	12.88
Vested (in dollars per share)	14.20	10.24	12.87
Forfeited (in dollars per share)	0	13.52	13.59
Outstanding awards at end of period (in dollars per share)	$ 11.71	$ 13.35	$ 13.71
RSUs with a market condition
Number of shares
Outstanding awards at beginning of period (in shares)	560,000	400,000	0
Granted (in shares)	229,000	209,000	425,000
Vested (in shares)	0	0	0
Forfeited (in shares)	(351,000)	(49,000)	(25,000)
Outstanding awards at end of period (in shares)	438,000	560,000	400,000
Weighted-average grant date fair value
Outstanding awards at beginning of period (in dollars per share)	$ 15.01	$ 13.59	$ 0
Granted (in dollars per share)	13.19	16.95	13.70
Vested (in dollars per share)	0	0	0
Forfeited (in dollars per share)	13.85	11.65	15.33
Outstanding awards at end of period (in dollars per share)	14.29	15.01	13.59
Stock option
Weighted-average exercise price
Forfeited (in dollars per share)	0
Weighted-average grant date fair value
Vested (in dollars per share)	$ 0